Organization and Basis of Presentation (Tables)	12 Months Ended
Dec. 31, 2016
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Summary of Hotels Owned, Franchised and Number of Associated Rooms

As of December 31, 2016, 2015 and 2014, total owned and franchised hotels, and the approximate number of associated rooms were as follows:

	2016		2015		2014
	# of hotels	# of rooms	# of hotels	# of rooms	# of hotels	# of rooms
Owned (1)	321	41,000	340	43,400	352	44,800
Joint Venture	1	200	1	200	1	200
Franchised	566	46,000	545	43,900	514	41,500
Totals	888	87,200	886	87,500	867	86,500

(1)	As of December 31, 2016 and 2015, owned hotels includes five and 13 hotels, respectively, designated as assets held for sale, which are subject to a definitive purchase agreement.